LEASES - (Lessee) Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease termination period	1 year
Right-of-use asset	$ 402	$ 480
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Plant, Property and Equipment (Note 8)	Plant, Property and Equipment (Note 8)
Minimum
Lessee, Lease, Description [Line Items]
Operating leases optional renewable terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating leases optional renewable terms	25 years